KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Key Management Compensation [Abstract]
Disclosure of Key Management Compensation

The remuneration of directors and those persons having authority and responsibility for planning, directing and controlling activities of the Company are as follows:

	Year Ended	Year Ended
In $000s	December 31, 2017	December 31, 2016
Employee salaries and benefits	$2,340	$1,699
Share-based payments	2,569	2,041
Total key management compensation expense	$4,909	$3,740